Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Schedule of revenue	Revenues are comprised of the following:

	Year Ended December 31
	2023	2024	2025
Time charter revenue	$290,440	$316,553	$284,375
Other income	4,953	4,126	3,756
Total	$295,393	$320,679	$288,131